Deferred Margin, Net	9 Months Ended
Sep. 30, 2013
Revenue Recognition [Abstract]
Deferred Margin, Net

8.    Deferred Margin, Net

Deferred margin, net consists of the following:

	As of December 31,		As of September 30,
	2011	2012	2013
	(in thousands)		(unaudited)
Deferred revenue	$12,685	$15,878	$20,146
Deferred cost of revenue	(7,538)	(14,678)	(18,601)

	$5,147	$1,200	$1,545

The deferred revenue and deferred cost of revenue on sales to distributor activities for the years ended 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013 were as follows:

	For the Years Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands)			(unaudited)	(unaudited)
Balance at the beginning of the period	$1,979	$828	$5,147	$5,147	$1,200
Revenue deferred upon shipment to distributors	23,739	53,085	40,456	27,734	33,847
Cost of sales deferred upon shipments to distributors	(14,933)	(23,426)	(31,655)	(18,509)	(26,952)
Revenue recognized upon resale from distributors to end customers	(23,780)	(43,747)	(37,007)	(26,295)	(29,126)
Cost of sales recognized upon resale from distributors to end customers	15,247	18,066	24,515	13,126	23,029
Price adjustments to distributors	(1,424)	341	(256)	(195)	(453)

Balance at the end of period	$828	$5,147	$1,200	$1,008	$1,545

The following table shows reconciliation from revenue recognized upon resale from distributors to end customers as included in the above table to revenue recorded in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013:

	For the Years Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands)			(unaudited)	(unaudited)
Revenue recognized upon resale from distributors to end customers (through deferred revenue)	$23,780	$43,747	$37,007	$26,295	$29,126
Revenue recognized upon resale from LQW to end customers (recorded directly in revenue)(1)	—	—	29,007	17,998	38,115
Revenue recognized for the Company’s sales directly to end customers	5,298	6,591	12,231	10,245	8,207

Total	$29,078	$50,338	$78,245	$54,538	$75,448

(1)	LQW has been a distributor for the Company’s products since October 2011 and no revenue was recognized through sales by LQW for the year ended December 31, 2011. As discussed in note 1n, the Company is entitled to bill only a portion of the total sale price at the time of shipment (deferred revenue), with the remainder billed upon sale by LQW to the end customer. The portion of the total sale price that the Company is not entitled to bill at the time of shipment to LQW is recorded directly in revenue upon sale by LQW to the end customers.